Cash and Cash Equivalents - Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificates of Deposit and Time Deposits and Repurchase Agreements Collateralized by Bonds (Detail)	Dec. 31, 2020	Dec. 31, 2019
Bank deposits [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.00%	0.00%
Bank deposits [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.40%	0.74%
Commercial paper [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.14%	0.47%
Commercial paper [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.26%	0.54%
Negotiable certificates of deposit [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.24%	0.58%
Negotiable certificates of deposit [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.30%	0.60%
Time deposits [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.10%	0.09%
Time deposits [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	3.60%	4.40%
Repurchase agreements collateralized by bonds [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate		1.90%